Securities - Held to Maturity, Credit Quality (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	$ 339,436	$ 353,988
Private label mortgage-backed
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	7,350	7,302
Obligations of states and political subdivisions
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	156,305	161,352
Corporate
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	45,964	45,702
Trust preferred
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	954	948
AAA
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	42,323	43,931
AAA | Private label mortgage-backed
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	7,350	7,302
AAA | Obligations of states and political subdivisions
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	34,973	36,629
AAA | Corporate
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0	0
AAA | Trust preferred
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0	0
AA
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	101,112	102,583
AA | Private label mortgage-backed
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0	0
AA | Obligations of states and political subdivisions
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	101,112	102,583
AA | Corporate
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0	0
AA | Trust preferred
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0	0
A
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	8,478	10,095
A | Private label mortgage-backed
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0	0
A | Obligations of states and political subdivisions
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	3,473	3,172
A | Corporate
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	5,005	6,923
A | Trust preferred
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0	0
BBB
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	36,697	34,769
BBB | Private label mortgage-backed
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0	0
BBB | Obligations of states and political subdivisions
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	652	856
BBB | Corporate
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	36,045	33,913
BBB | Trust preferred
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0	0
BB
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	1,963	1,943
BB | Private label mortgage-backed
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0	0
BB | Obligations of states and political subdivisions
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0	0
BB | Corporate
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	1,963	1,943
BB | Trust preferred
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0	0
Non-rated
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	20,000	21,983
Non-rated | Private label mortgage-backed
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0	0
Non-rated | Obligations of states and political subdivisions
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	16,095	18,112
Non-rated | Corporate
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	2,951	2,923
Non-rated | Trust preferred
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	954	948
Credit Rated and Non-rated Securities HTM
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	$ 210,573	$ 215,304